FIRST OMAHA FUNDS, INC.

                        U.S. Government Money Market Fund
                      Short/Intermediate Fixed Income Fund
                                Fixed Income Fund
                                  Balanced Fund
                                   Equity Fund
                                   Growth Fund
                              Small Cap Value Fund
                                   Income Fund
                            Nebraska Tax-Exempt Fund
                            Colorado Tax-Exempt Fund


                          SUPPLEMENT DATED MAY 7, 2001
           TO PROSPECTUS(S) DATED JULY 28, 2000 AND DECEMBER 15, 2000
         AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 15, 2000

This Supplement provides new and additional information beyond that contained in each Prospectus and the Statement of Additional Information, and should be read in conjunction with each Prospectus and the Statement of Additional Information.

Effective May 4, 2001, First National Bank of Omaha consolidated its investment advisory functions with respect to the U.S. Government Money Market, Short-Intermediate Fixed Income, Fixed Income, Income, Balanced, Equity, Small Cap Value and Nebraska Tax-Exempt Funds (the "Funds") within a newly-established division of the Bank called FNB Fund Advisers ("FNB"). FNB is registered with the Securities and Exchange Commission as an investment adviser. The same investment personnel will continue to manage the Funds' investments, and there will be no change in the quantity or quality of the investment advisory services provided to the Funds, or to the investment management fees charged to the Funds.

Effective May 7, 2001, FNC Trust Group, n.a. consolidated its investment advisory functions with respect to the Growth Fund and Colorado Tax-Exempt Fund within a newly-established division of the Bank called FNC Fund Advisers ("FNC"). The same investment personnel will continue to manage the Growth Fund's and Colorado Tax-Exempt Fund's investments through FNC. FNC is registered with the Securities and Exchange Commission as an investment adviser. There will be no change in the quantity or quality of the investment advisory services provided to the Growth Fund and Colorado Tax-Exempt Fund, or to the investment management fees charged to the Growth Fund and Colorado Tax-Exempt Fund.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.